(WFA Equity Gateway Funds - Investor Class) | (Wells Fargo Advantage C&B Large Cap Value Fund)
Investment Objective
The Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Wells Fargo Advantage C&B Large Cap Value Fund)	Investor Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Wells Fargo Advantage C&B Large Cap Value Fund)	Investor Class
Management Fees	0.70%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.65%
Total Annual Fund Operating Expenses	1.35%	[2]
Fee Waivers	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver	1.20%	[3]
[1]	Reflects the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]	The Manager has contractually committed through September 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (Wells Fargo Advantage C&B Large Cap Value Fund)	1 Year	3 Years	5 Years	10 Years
Investor Class | | USD ($)	122	413	725	1,611

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of large-capitalization companies.

The Fund is a gateway fund that invests substantially all of its assets in the C&B Large Cap Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $924 million to $649.61 billion, as of August 31, 2015, and is expected to change frequently. We manage a relatively focused portfolio of 30 to 50 companies that enables us to provide adequate diversification while allowing the composition and performance of the portfolio to behave differently than the market.

We select securities for the portfolio based on an analysis of a company's financial characteristics and an assessment of the quality of a company's management. In selecting a company, we consider criteria such as return on equity, balance sheet strength, industry leadership position and cash flow projections. We further narrow the universe of acceptable investments by undertaking intensive research including interviews with a company's top management, customers and suppliers. We believe our assessment of business quality and emphasis on valuation will protect the portfolio's assets in down markets, while our insistence on strength in leadership, financial condition and cash flow position will produce competitive results in all but the most speculative markets. We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund's net asset value than if the Fund held a greater number of issuers.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Highest Quarter: 3rd Quarter 2009	+18.32%
Lowest Quarter: 4th Quarter 2008	-23.67%
Year-to-date total return as of 6/30/2015 is +0.78%

Average Annual Total Returns for the periods ended 12/31/2014
Average Annual Total Returns - (Wells Fargo Advantage C&B Large Cap Value Fund) -	Inception Date of Share Class	1 Year	5 Years	10 Years
Investor Class	May 15, 1990	10.30%	13.36%	6.19%
Investor Class | (after taxes on distributions)	May 15, 1990	9.99%	13.12%	5.72%
Investor Class | (after taxes on distributions and the sale of Fund Shares)	May 15, 1990	5.83%	10.70%	4.90%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)		13.45%	15.42%	7.30%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Equity Gateway Funds - Investor Class) | (Wells Fargo Advantage Emerging Growth Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Wells Fargo Advantage Emerging Growth Fund)	Investor Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Wells Fargo Advantage Emerging Growth Fund)	Investor Class
Management Fees	0.83%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.62%
Total Annual Fund Operating Expenses	1.45%	[2]
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	1.40%	[3]
[1]	Reflects the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]	The Manager has contractually committed through September 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (Wells Fargo Advantage Emerging Growth Fund)	1 Year	3 Years	5 Years	10 Years
Investor Class | | USD ($)	143	454	787	1,731

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity securities of small-capitalization companies; and

  up to 25% of the Fund's total assets in equity securities of foreign issuers through American Depository Receipts (ADRs) and similar investments.

The Fund is a gateway fund that invests substantially all of its assets in the Emerging Growth Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was approximately $65 million to $5.71 billion, as of August 31, 2015, and is expected to change frequently. Small-capitalization companies may include both domestic and foreign small-capitalization companies.

We seek small-capitalization companies that are in the emerging phase of their life cycle. We believe earnings and revenue growth relative to consensus expectations are critical factors in determining stock price movements. Thus, our investment process focuses on identifying companies with robust and sustainable growth in revenue and earnings that are underappreciated by the market. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business model have sufficient profit potential. We forecast revenue and earnings growth along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of what the market is discounting for growth to form a buy/sell decision about a particular stock. We seek to capitalize on investment opportunities where a sizable gap exists between market consensus and our expectation for a company's growth prospects. We may invest in any sector and, at times, we may emphasize one or more particular sectors. In addition, our investment process is built on a foundation of continuous risk management and a strict sell discipline. We sell a company's securities when we see signs that can cause a company's growth prospects to deteriorate, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation has extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Highest Quarter: 4th Quarter 2010	+19.54%
Lowest Quarter: 1st Quarter 2008	-23.58%
Year-to-date total return as of 6/30/2015 is +13.40%

Average Annual Total Returns for the periods ended 12/31/2014
Average Annual Total Returns - (Wells Fargo Advantage Emerging Growth Fund) -	Inception Date of Share Class	1 Year	5 Years	Since Inception [1]
Investor Class	Jan. 31, 2007	(2.39%)	16.81%	8.33%
Investor Class | (after taxes on distributions)	Jan. 31, 2007	(4.31%)	15.77%	7.68%
Investor Class | (after taxes on distributions and the sale of Fund Shares)	Jan. 31, 2007	(0.16%)	13.60%	6.68%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)		5.60%	16.80%	8.36%
[1]	Performance Since 1/31/2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Equity Gateway Funds - Investor Class) | (Wells Fargo Advantage Index Fund)
Investment Objective
The Fund seeks to replicate the total return of the S&P 500® Index, before fees and expenses.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Wells Fargo Advantage Index Fund)	Investor Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Wells Fargo Advantage Index Fund)	Investor Class
Management Fees	0.13%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.61%
Total Annual Fund Operating Expenses	0.74%	[2]
Fee Waivers	(0.29%)
Total Annual Fund Operating Expenses After Fee Waiver	0.45%	[3]
[1]	Reflects the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]	The Manager has contractually committed through September 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (Wells Fargo Advantage Index Fund)	1 Year	3 Years	5 Years	10 Years
Investor Class | | USD ($)	46	207	383	891

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in a diversified portfolio of equity securities designed to replicate the holdings and weightings of the stocks comprising the S&P 500® Index.

The Fund is a gateway fund that invests substantially all of its assets in the Index Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We invest in substantially all of the common stocks comprising the S&P 500® Index and attempt to achieve at least a 95% correlation between the performance of the S&P 500® Index and the Fund's investment results, before fees and expenses. This correlation is sought regardless of market conditions. If we are unable to achieve this correlation, then we will closely monitor the performance and composition of the S&P 500® Index and adjust the Fund's securities holdings as necessary to seek the correlation.

A precise duplication of the performance of the S&P 500® Index would mean that the net asset value ("NAV") of Fund shares, including dividends and capital gains, would increase or decrease in exact proportion to changes in the S&P 500® Index. Such a 100% correlation is not feasible. Our ability to track the performance of the S&P 500® Index may be affected by, among other things, transaction costs and shareholder purchases and redemptions. We continuously monitor the performance and composition of the S&P 500® Index and adjust the Fund's portfolio as necessary to reflect any changes to the S&P 500® Index and to maintain a 95% or better performance correlation before fees and expenses. Furthermore, we may use futures to manage risk or to enhance return.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Index Tracking Risk. A Fund may not achieve exact correlation between the performance of the Fund and the index it tracks due to factors such as transaction costs, shareholder purchases and redemptions and the timing of changes in the composition of the index. The Fund may invest in only a representative sample of the securities that comprise the index and may hold securities not included in the index, subjecting the Fund to increased tracking risk. Maintaining investments in securities regardless of market conditions or the investment merits of the securities in seeking to replicate an index's composition or performance could cause the Fund's returns to be lower than if the Fund employed an active strategy.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Highest Quarter: 2nd Quarter 2009	+15.83%
Lowest Quarter: 4th Quarter 2008	-22.06%
Year-to-date total return as of 6/30/2015 is +1.04%

Average Annual Total Returns for the periods ended 12/31/2014
Average Annual Total Returns - (Wells Fargo Advantage Index Fund) -	Inception Date of Share Class	1 Year	5 Years	10 Years
Investor Class	Jul. 16, 2010	13.16%	14.92%	7.18%
Investor Class | (after taxes on distributions)	Jul. 16, 2010	12.03%	13.52%	6.23%
Investor Class | (after taxes on distributions and the sale of Fund Shares)	Jul. 16, 2010	7.65%	11.88%	5.69%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		13.69%	15.45%	7.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.